FAIR VALUE - Carrying value and estimated fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1
Financial assets
Cash and cash equivalents	$ 28,146	$ 25,743
Securities available for sale	2,961	5,987
Financial liabilities
Deposits	618,031	573,981
Accrued interest payable	902	726
Level 2
Financial assets
Securities available for sale	63,548	70,908
Accrued interest receivable	310	386
Financial liabilities
Deposits	147,815	121,121
FHLB borrowings	74,062	116,605
Junior subordinated debentures	7,917	8,146
Level 3
Financial assets
Securities available for sale	53	59
Loans, net of allowance for credit losses	786,241	740,750
Accrued interest receivable	2,833	2,784
Carrying Value
Financial assets
Cash and cash equivalents	28,146	25,743
Securities available for sale	66,562	76,954
FHLB and FRB stock	7,908	9,504
Loans, net of allowance for credit losses	794,470	755,436
Accrued interest receivable	3,143	3,170
Financial liabilities
Deposits	765,233	695,908
FHLB borrowings	74,000	116,500
Junior subordinated debentures	7,750	7,750
Accrued interest payable	902	726
Fair Value
Financial assets
Cash and cash equivalents	28,146	25,743
Securities available for sale	66,562	76,954
Loans, net of allowance for credit losses	786,241	740,750
Accrued interest receivable	3,143	3,170
Financial liabilities
Deposits	765,846	695,102
FHLB borrowings	74,062	116,605
Junior subordinated debentures	7,917	8,146
Accrued interest payable	$ 902	$ 726